Share capital, Shares Issued (Q3) (Details)												1 Months Ended	9 Months Ended
	Mar. 17, 2025 USD ($) shares	Dec. 27, 2024 USD ($) shares	Nov. 13, 2024 USD ($) shares	Nov. 06, 2024 USD ($) shares	Oct. 29, 2024 USD ($) shares	Oct. 28, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Aug. 01, 2024 USD ($)	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	Mar. 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($) shares	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Jul. 31, 2024 USD ($) shares
Class of Stock Disclosures [Abstract]
Number of shares issued for settlement of accounts payable (in shares) | shares							15,963
Fair value of shares issued for settlement of accounts payable							$ 47,904
Accounts payable							39,527						$ 1,269,316					$ 5,503,968
Loss on settlement of accounts payable							$ (8,377)						899,015	$ 0
Shares issued upon conversion of convertible debt (in shares) | shares						22,448
Fair value of mandatory convertible debt before conversion to equity						$ 49,500
Number of shares issued (in shares) | shares					91,760				25,489	63,722	91,760
Number of shares issued due to warrants exercise (in shares) | shares									25,489	63,722	91,760					600,000		1,220,668
Warrants exercised price per share (in dollars per share) | $ / shares									$ 1.31	$ 1.31	$ 1.31				$ 1.52	$ 1.31	$ 6.73
Proceeds from warrant exercise					$ 86,237								86,237	$ 176,113
Fair value of warrants exercised					$ 303,492			$ 141,096
Stock issued to consideration for services													$ 585,155
Number of shares issued for settlement of accounts payable and accrued liabilities (in shares) | shares		412,478
Fair value of shares issued for settlement of accounts payable and accrued liabilities		$ 317,608		$ 10,523,400
Accounts payable and accrued liabilities		1,225,000
Gain on settlement of accounts payable and accrued liabilities		$ 907,392
Replacement shares (in shares) | shares					91,760				25,489	63,722	91,760
Number of shares issued to various parties (in shares) | shares													1,694,808
Gross proceeds from various parties													$ 2,250,000
Receivable from various parties for shares issued													$ 20,000
Commitment				$ 125,000
Helena I [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued (in shares) | shares	166,667											1,606,000
Number of shares retained (in shares) | shares	166,667
Stock issued to consideration for services	$ 58,333
Replacement shares (in shares) | shares	166,667											1,606,000
Shares issued (in shares) | shares													500,000	1,606,000	500,000
Deferred financing Cost													$ 305,000
Commitment	$ 125,000
Gross proceeds												$ 481,530
MSP [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued for acquisition (in shares) | shares				2,000,000
Value of shares issued for acquisition				$ 1,220,000
Percentage of interest acquired															50.00%
Carbon Credits [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued for acquisition (in shares) | shares													3,249,876
Value of shares issued for acquisition													$ 1,982,424
Sponsor [Member] | Class A [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued (in shares) | shares					3,000,522
Replacement shares (in shares) | shares					3,000,522
Gain (loss) on settlement of equity transaction					$ 8,693,082
Focus Impact Partners, LLC [Member]
Class of Stock Disclosures [Abstract]
Number of shares retained (in shares) | shares			557,290
Stock issued to consideration for services			$ 585,155
DevvStream Holding Inc [Member]
Class of Stock Disclosures [Abstract]
Conversion rate				0.152934
Number of shares retained (in shares) | shares				5,159,209
Stock issued to consideration for services				$ 3,147,117
Number of shares issued for settlement of accounts payable and accrued liabilities (in shares) | shares				3,000,522
Fair value of shares issued for settlement of accounts payable and accrued liabilities				$ 1,830,318